Leases - Right-of-use assets (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 3,701,000	$ 3,742,769
Remeasurement of lease liabilities		366,566
Addition - business combination	477,608
Addition	2,157,796
Depreciation	(570,411)	(408,335)
Ending balance	5,765,993	3,701,000
Land and building
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	3,688,315	3,724,696
Remeasurement of lease liabilities		366,566
Addition - business combination	477,608
Addition	2,157,796
Depreciation	(566,182)	(402,947)
Ending balance	5,757,537	3,688,315
Computer equipment
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	12,685	18,073
Depreciation	(4,228)	(5,388)
Ending balance	$ 8,457	$ 12,685